Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net Sales	$ 12,505	$ 18,791	$ 64,392	$ 86,251
Cost of Goods Sold	9,454	14,124	48,946	62,633
Gross Profit	3,051	4,667	15,446	23,618
Operating Expenses
Research and development	1,333	880	3,863	2,764
General and administrative	4,813	9,495	26,389	41,566
Selling and marketing	2,744	4,184	12,623	13,671
Total Operating Expenses	8,890	14,559	42,875	58,001
Loss From Operations	(5,839)	(9,892)	(27,429)	(34,383)
Other Income (Expense)
Other income (expense)			19	40
Other expense	(4)
Interest expense, net	(4,760)	(3,856)	(16,015)	(6,979)
Change in fair market value of warrant liability	236	18,523	29,582	5,446
Debt extinguishment				(4,824)
Total Other Income (Expense)	(4,528)	14,667	13,586	(6,317)
Net (Loss) Income Before Taxes	(10,367)	4,775	(13,843)	(40,700)
Income Tax (Benefit) Expense			(26)	(709)
Net (Loss) Income	$ (10,367)	$ 4,775	$ (13,817)	$ (39,991)
Net (loss) income Per Share- Basic	$ (0.17)	$ 0.11	$ (0.26)	$ (1.04)
Net (loss) income Per Share- Diluted	$ (0.17)	$ 0.10	$ (0.26)	$ (1.04)
Weighted Average Number of Shares - Basic	60,260,282	45,104,515	52,786,481	38,565,307
Weighted Average Number of Shares - Diluted	60,260,282	48,455,996	52,786,481	38,565,307